FAIR VALUE MEASUREMENTS - Schedule of Company's assets and liabilities that are measured at fair value on a recurring basis (Details) - USD ($)	Sep. 30, 2025	Sep. 16, 2025	Aug. 04, 2025	Jun. 30, 2025	Jun. 30, 2024
Chardan Note
FAIR VALUE MEASUREMENTS
Derivative liability	$ 0			$ 0
Merger Financing
FAIR VALUE MEASUREMENTS
Derivative liability	0			63,696
Debenture
FAIR VALUE MEASUREMENTS
Derivative liability	1,189,955		$ 352,067
Convertible notes
FAIR VALUE MEASUREMENTS
Derivative liability	435,027	$ 382,154
Level 1
FAIR VALUE MEASUREMENTS
Trading securities	5			5
Level 3
FAIR VALUE MEASUREMENTS
Subscription agreement	691,321			2,489,945	$ 2,425,647
Warrant liability - Private Warrants	184,594			123,062	307,656
Earnout liability	11,485,000			11,369,000	$ 12,298,000
Tau agreement				539,787
Level 3 | Chardan Note
FAIR VALUE MEASUREMENTS
Derivative liability				103,185
Level 3 | Merger Financing
FAIR VALUE MEASUREMENTS
Derivative liability				$ 63,696
Level 3 | Debenture
FAIR VALUE MEASUREMENTS
Derivative liability	1,189,955
Level 3 | Convertible notes
FAIR VALUE MEASUREMENTS
Derivative liability	$ 435,027